Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Line Items]
Summary of net deferred tax assets
A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows for the years ended December 31, 2020, and 2021:

	YEARS ENDED DECEMBER 31,
	2020	2021

Federal income tax (benefit)/expense at statutory rate	21.0%	21.0%
State income tax benefit	5.4%	6.9%
Permanent items	-0.2%	-0.5%
Change in Valuation Allowance	-29.3%	-30.6%
Federal R&D Tax Credits	3.1%	3.0%
Other	0.0%	0.2%
Effective income tax rate	0.0%	0.0%

Schedule of income tax provision	Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020, and 2021 were as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2020	2021
Deferred tax assets:
Federal net operating loss carryforwards	$26,464	$48,956
State net operating loss carryforwards	6,542	12,477
Tax credits	4,059	8,736
Stock based compensation	89	233

Capitalized research and development expenses	4,398	3,649
Accruals and other	763	1,482

Total deferred tax assets	42,315	75,533
Valuation allowance	(39,965)	(74,340)

Total deferred tax assets	$2,350	$1,193

Deferred tax liabilities:
Depreciation and amortization	$(2,350)	$(1,193)

Total deferred tax liabilities	$(2,350)	$(1,193)

Total net deferred tax assets (liability)	$—	$—

As of December 31, 2021, the Company had federal NOL carryforwards of $232,116 and state NOL carryforwards of approximately $197,424, which are available to reduce future taxable income. The Company also had federal tax credits of $7,485 as of December 31, 2021. The federal NOLs generated before 2018 of approximately $27,104 will expire at various dates through 2037, and NOL carryforwards generated after 2017 of approximately $205,012 have an indefinite carryforward period. The state NOLs and tax credit carryforwards will expire at various dates through 2040.